Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Summary of carrying values, fair values and fair value hierarchy of the Group's financial instruments

		31 December 2024		31 December 2023		31 December 2022
US$ thousand	Level	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Fair value through profit or loss
Cash and cash equivalents	1	171,897	171,897	32,372	32,372	42	42
Trade and other receivables	1	7,310	7,310	33,242	33,242	53	53
Investment in equity instruments	1	3,984	3,984	—	—	—	—
Investment in marketable securities	1	—	—	—	—	268,909	268,909
Derivative financial assets
Silver stream embedded derivative	3	—	—	3,090	3,090	—	—
Copper stream embedded derivative	3	—	—	911	911	—	—
Total financial assets		183,191	183,191	69,615	69,615	269,004	269,004

Financial liabilities
Amortized cost
Trade and other payables		51,050	51,050	87,562	87,562	927	927
Lease liability		10,233	10,233	15,806	15,806	—	—
Loans and borrowings	2	403,191	414,526	448,875	458,987	786	786
Other financial liabilities (excluding contingent consideration)		328	328	8,302	8,302	280,996	285,428
		464,802	476,137	560,545	570,657	282,709	287,141
Fair value through profit or loss
Other financial liabilities (contingent consideration)
Royalty Deed	3	47,661	47,661	43,985	43,985	—	—
Contingent copper consideration	3	94,050	94,050	84,200	84,200	—	—
Deferred consideration	2	—	—	81,129	81,129	—	—
Derivative financial liabilities
Public Warrants	1	—	—	15,113	15,113	4,335	4,335
Private Warrants	2	—	—	11,176	11,176	3,107	3,107
Mezz Warrants	3	11,066	11,066	16,906	16,906	—	—
Mezz Facility embedded derivative	2	34,713	34,713	42,635	42,635	—	—
Silver stream embedded derivative	3	16,163	16,163	—	—	—	—
Copper stream embedded derivative	3	5,182	5,182	138	138	—	—
Commodity swap liability	2	12,120	12,120	12,559	12,559	—	—
		220,955	220,955	307,841	307,841	7,442	7,442
Total financial liabilities		685,757	697,092	868,386	878,498	290,151	294,583

Summary of fair values of the Group's derivative financial assets and liabilities

		31 December	31 December	31 December
US$ thousand	Note	2024	2023	2022

Derivative financial assets
Current
Silver stream embedded derivative	(a)	—	234	—
		—	234	—

Non-current
Silver stream embedded derivative	(a)	—	2,856	—
Copper stream embedded derivative	(b)	—	911	—
		—	3,767	—
Total derivative financial assets		—	4,001	—

Derivative financial liabilities
Current
Mezz facility embedded derivative	(d)	11,587	12,473	—
Silver stream embedded derivative	(a)	2,566	—	—
Copper stream embedded derivative	(b)	981	138	—
Commodity swap liability	(e)	7,045	4,519	—
		22,179	17,130	—

Non-current
Warrants	(c)	11,066	43,195	7,443
Mezz facility embedded derivative	(d)	23,126	30,162	—
Silver stream embedded derivative	(a)	13,597	—	—
Copper stream embedded derivative	(b)	4,201	—	—
Commodity swap liability	(e)	5,075	8,040	—
		57,065	81,397	7,443
Total derivative financial liabilities		79,244	98,527	7,443

Summary of fair values of the contingent consideration

		31 December	31 December	31 December
US$ thousand	Note	2024	2023	2022
Royalty deed	(a)	47,661	43,985	—
Contingent copper consideration	(b)	94,050	84,200	—
Deferred consideration	(c)	—	81,129	—
		141,711	209,314	—

Royalty Deed
Disclosure of detailed information about financial instruments [line items]
Summary of a continuity schedule for liabilities

	Year ended 31 December
US$ thousand	2024	2023	2022

Balance as of beginning of year	43,985	—	—
Initial recognition	—	43,130	—
Change in fair value	10,966	855	—
Royalty accruals and payments	(7,290)	—	—
Balance as of end of year	47,661	43,985	—

Contingent copper consideration
Disclosure of detailed information about financial instruments [line items]
Summary of a key inputs were used for the valuation of assets

	31 December	31 December	31 December
	2024	2023	2022

Long-term copper price	$4.25	$3.81	—
Copper spot price	$3.92	$3.84	—
Annual price volatility	20.70%	25.12%	—
Annual inflation rate	1.07%	1.14%	—
Risk-free rate	4.72%	4.07%	—
Reversion factor	11.55%	11.55%	—

Summary of a continuity schedule for liabilities

	Year ended 31 December
US$ thousand	2024	2023	2022
Balance as of beginning of year	84,200	—	—
Initial recognition	—	81,000	—
Change in fair value	9,850	3,200	—
Balance as of end of year	94,050	84,200	—

Warrant Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Summary of warrants

		Private
		Placement
US$ thousand	Public Warrants	Warrants	Mezz Warrants

For the year ended 31 December 2024
Balance as of beginning of year	15,113	11,176	16,906
Change in fair value	22,655	16,754	(5,840)
Redemption of warrants	(37,768)	(27,930)	—
Balance as of end of year	—	—	11,066

For the year ended 31 December 2023
Balance as of beginning of year	4,335	3,108	—
Promissory note conversion warrants	—	103	—
Issuance of warrants	—	—	13,665
Change in fair value	10,778	7,965	3,241
Balance as of end of year	15,113	11,176	16,906
For the year ended 31 December 2022
Balance as of beginning of year	5,174	3,266	—
Issuance of warrants	—	480	—
Change in fair value	(839)	(638)	—
Balance as of end of year	4,335	3,108	—

Summary of assumptions used for valuation of liabilities

	31 December	31 December	31 December
	2024	2023	2022
Risk-free rate	4.02%	4.39%	—
Warrant expected life	3.5 years	4.5 years	—
Expected volatility	49.23%	53.35%	—
Expected dividend yield	0%	0%	—
Share price	$10.62	$12.36	—

Mezz Facility Embedded Derivative [Member]
Disclosure of detailed information about financial instruments [line items]
Summary of a continuity schedule for liabilities

	Year ended 31 December
US$ thousand	2024	2023	2022

Balance as of beginning of year	42,635	—	—
Initial recognition	—	42,698	—
Interest payable	(11,822)	(8,527)	—
Change in fair value	3,900	8,464	—
Balance as of end of year	34,713	42,635	—

Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Summary of fair values of the Group's derivative financial assets and liabilities

Counterparty	Citibank	BMO	NBC

Effective date	1 July 2023	1 July 2023	1 July 2023
Termination date	31 May 2026	30 May 2026	31 May 2026
Total notional quantity (MT)	12,255	12,255	12,255
Fixed price (US$)	8,204.49	8,214.35	8,112.85
Reference price	LME cash settlement price for Copper
Settlement frequency	Monthly	Monthly	Monthly

Silver stream embedded derivative
Disclosure of detailed information about financial instruments [line items]
Summary of a key inputs were used for the valuation of assets

	31 December	31 December	31 December
	2024	2023	2022
Silver spot price (per oz)	$28.91	$24.13	—
Own credit spread	7.99%	8.26%	—

Summary of a continuity schedule for embedded derivative assets

	Year ended 31 December
US$ thousand	2024	2023	2022

Balance as of beginning of year	3,090	—	—
Change in fair value	(19,253)	3,090	—
Balance as of end of year	(16,163)	3,090	—

Copper stream embedded derivative
Disclosure of detailed information about financial instruments [line items]
Summary of a key inputs were used for the valuation of assets

	31 December	31 December	31 December
	2024	2023	2022
Copper spot price (per ton)	$8,653	$8,556	—
Copper price volatility	23.55%	22.87%	—
Own credit spread	8.67%	8.94%	—

Summary of a continuity schedule for embedded derivative assets

	Year ended 31 December
US$ thousand	2024	2023	2022

Balance as of beginning of year	773	—	—
Initial recognition	—	4,430	—
Change in fair value	(5,955)	(3,657)	—
Balance as of end of year	(5,182)	773	—